6. Stock Option Plans (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Unamortized compensation cost relatd to stock option awards	$ 492,363		$ 0
Options
Weighted average grant date fair value of options	$ 0.41	$ 0.42	$ 0.41	$ 0.54